Consolidated Statement of Changes in Equity (Parenthetical) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 Conversion shares	Dec. 31, 2018 EUR (€) shares
Unilever Malaysia [member]
Premium paid for purchase of non-controlling interest	€ 163
Unilever South Africa [member]
Premium paid for purchase of non-controlling interest			€ 662
NV Member
Number of shares cancelled | shares		254,012,896
PLC Member
Number of shares cancelled | shares		18,660,634	122,965,077
Conversion rate / £ | Conversion		5.143
Other effects of Unification	€ 73,364